Other Current Assets	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
Other current assets

Note 5 - Other current assets

Composition:

	As of December 31,
	2022	2021
Current:
Governmental institutions	594	621
Advances to suppliers	79	269
Prepaid expenses	343	64
Employees and others	-	205
	1,016	1,159
Non-current:
Deferred offering costs (see Note 2K above)	-	1,155